Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed
			Average		$100 Investment Based On:
	Summary		Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Total	Total
	Table Total	Actually	Total for	Actually Paid to	Shareholder	Shareholder
Year	for PEO(1)(2)	Paid to PEO(1) (3)	Non-PEO NEOs(1)(2)	Non-PEO NEOs(1) (3)	Return(4)	Return(5)	Net Loss(6)
2022	$5,836,727	$6,651,810	$3,124,517	$3,356,375	$833.81	$113.66	$(86,908,000)
2021	$6,854,936	$12,148,391	$4,049,572	$5,693,754	$769.71	$126.45	$(90,865,000)
2020	$1,610,678	$4,886,201	$789,592	$1,974,638	$342.56	$126.43	$(51,015,000)
(1)

For each year shown, the PEO was Dr. Walker. For 2022, the non-PEO NEOs were Dr. Cawkwell, Mr. Ruffo, Dr. Manion and Dr. Monahan. For 2021, the non-PEO NEOs were Mr. Ruffo, Dr. Monahan and two former executive officers, Kamil Ali-Jackson and David Gordon. For 2020, the non-PEO NEOs were Ms. Ali-Jackson and Mr. Ruffo.

(2)

The amounts shown in this column are the amounts of total compensation reported for Dr. Walker, or the average total compensation reported for the non-PEO NEOs, as applicable, for each corresponding year in the “Total” column of the SCT.  Please refer to “Executive Compensation—Compensation Tables—Summary Compensation Table.”

(3)

The amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s PEO and non-PEO NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Walker’s total compensation, or the average total compensation of the non-PEO NEOs, as applicable, as reported in the “Total” column in the SCT for the applicable year:

	2020	2021	2022
PEO SCT Reported Total Compensation	$1,610,678	$6,854,936	$5,836,727
Aggregate SCT Reported Equity Compensation(a) (-)	$767,614	$5,889,350	$4,881,039
Year-End Fair Value of Awards Granted During the FY & Outstanding (b)(i)(+)	$2,337,835	$3,121,459	$5,005,765
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding(b)(ii) (+)	$1,420,029	$3,592,769	$566,524
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY(b)(iii) (+)	$356,213	$-	$-
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY(b)(iv) (+)	$(70,941)	$4,468,577	$123,834
PEO Compensation Actually Paid Determination	$4,886,201	$12,148,391	$6,651,810

	2020	2021	2022
Non-PEO NEOs Average SCT Reported Total Compensation	$789,592	$4,049,572	$3,124,517
Average Aggregate SCT Reported Equity Compensation(a) (-)	$216,092	$3,015,976	$2,660,870
Average Year-End Fair Value of Awards Granted During the FY & Outstanding (b)(i)(+)	$977,857	$1,687,901	$2,761,495
Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding(b)(ii) (+)	$385,408	$1,094,491	$115,987
Average Vesting Date Fair Value of Awards Granted & Vested During the Covered FY(b)(iii) (+)	$43,808	$-	$-
Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY(b)(iv) (+)	$(5,936)	$1,877,766	$15,246
Non-PEO NEOs Average Compensation Actually Paid Determination	$1,974,638	$5,693,754	$3,356,375
(a)

The reported grant date fair value of equity awards represents the total of the amounts reported for Dr. Walker, or the average of the total amounts reported in the case of the non-PEO NEOs, as applicable, in the “Option Awards” and “Stock Awards” columns in the SCT for the applicable year.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of, the following, or the average of the following in the case of the non-PEO NEOs, to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in any prior year that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in any prior year that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior year that failed to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

(4)

Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the share price of our common stock at the end and the beginning of the measurement period by the share price of our common stock at the beginning of the measurement period. We have never declared or paid any dividends on our common stock.

(5)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Biotechnology Index.

(6)	The dollar amounts reported represent the amount of net loss reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote [Text Block]
(1)

For each year shown, the PEO was Dr. Walker. For 2022, the non-PEO NEOs were Dr. Cawkwell, Mr. Ruffo, Dr. Manion and Dr. Monahan. For 2021, the non-PEO NEOs were Mr. Ruffo, Dr. Monahan and two former executive officers, Kamil Ali-Jackson and David Gordon. For 2020, the non-PEO NEOs were Ms. Ali-Jackson and Mr. Ruffo.

Peer Group Issuers, Footnote [Text Block]
(5)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Biotechnology Index.

PEO Total Compensation Amount	$ 5,836,727	$ 6,854,936	$ 1,610,678
PEO Actually Paid Compensation Amount	$ 6,651,810	12,148,391	4,886,201
Adjustment To PEO Compensation, Footnote [Text Block]
(3)

The amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s PEO and non-PEO NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Walker’s total compensation, or the average total compensation of the non-PEO NEOs, as applicable, as reported in the “Total” column in the SCT for the applicable year:

	2020	2021	2022
PEO SCT Reported Total Compensation	$1,610,678	$6,854,936	$5,836,727
Aggregate SCT Reported Equity Compensation(a) (-)	$767,614	$5,889,350	$4,881,039
Year-End Fair Value of Awards Granted During the FY & Outstanding (b)(i)(+)	$2,337,835	$3,121,459	$5,005,765
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding(b)(ii) (+)	$1,420,029	$3,592,769	$566,524
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY(b)(iii) (+)	$356,213	$-	$-
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY(b)(iv) (+)	$(70,941)	$4,468,577	$123,834
PEO Compensation Actually Paid Determination	$4,886,201	$12,148,391	$6,651,810

	2020	2021	2022
Non-PEO NEOs Average SCT Reported Total Compensation	$789,592	$4,049,572	$3,124,517
Average Aggregate SCT Reported Equity Compensation(a) (-)	$216,092	$3,015,976	$2,660,870
Average Year-End Fair Value of Awards Granted During the FY & Outstanding (b)(i)(+)	$977,857	$1,687,901	$2,761,495
Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding(b)(ii) (+)	$385,408	$1,094,491	$115,987
Average Vesting Date Fair Value of Awards Granted & Vested During the Covered FY(b)(iii) (+)	$43,808	$-	$-
Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY(b)(iv) (+)	$(5,936)	$1,877,766	$15,246
Non-PEO NEOs Average Compensation Actually Paid Determination	$1,974,638	$5,693,754	$3,356,375
(a)

The reported grant date fair value of equity awards represents the total of the amounts reported for Dr. Walker, or the average of the total amounts reported in the case of the non-PEO NEOs, as applicable, in the “Option Awards” and “Stock Awards” columns in the SCT for the applicable year.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of, the following, or the average of the following in the case of the non-PEO NEOs, to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in any prior year that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in any prior year that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior year that failed to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 3,124,517	4,049,572	789,592
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,356,375	5,693,754	1,974,638
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3)

The amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s PEO and non-PEO NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Walker’s total compensation, or the average total compensation of the non-PEO NEOs, as applicable, as reported in the “Total” column in the SCT for the applicable year:

	2020	2021	2022
PEO SCT Reported Total Compensation	$1,610,678	$6,854,936	$5,836,727
Aggregate SCT Reported Equity Compensation(a) (-)	$767,614	$5,889,350	$4,881,039
Year-End Fair Value of Awards Granted During the FY & Outstanding (b)(i)(+)	$2,337,835	$3,121,459	$5,005,765
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding(b)(ii) (+)	$1,420,029	$3,592,769	$566,524
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY(b)(iii) (+)	$356,213	$-	$-
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY(b)(iv) (+)	$(70,941)	$4,468,577	$123,834
PEO Compensation Actually Paid Determination	$4,886,201	$12,148,391	$6,651,810

	2020	2021	2022
Non-PEO NEOs Average SCT Reported Total Compensation	$789,592	$4,049,572	$3,124,517
Average Aggregate SCT Reported Equity Compensation(a) (-)	$216,092	$3,015,976	$2,660,870
Average Year-End Fair Value of Awards Granted During the FY & Outstanding (b)(i)(+)	$977,857	$1,687,901	$2,761,495
Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding(b)(ii) (+)	$385,408	$1,094,491	$115,987
Average Vesting Date Fair Value of Awards Granted & Vested During the Covered FY(b)(iii) (+)	$43,808	$-	$-
Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY(b)(iv) (+)	$(5,936)	$1,877,766	$15,246
Non-PEO NEOs Average Compensation Actually Paid Determination	$1,974,638	$5,693,754	$3,356,375
(a)

The reported grant date fair value of equity awards represents the total of the amounts reported for Dr. Walker, or the average of the total amounts reported in the case of the non-PEO NEOs, as applicable, in the “Option Awards” and “Stock Awards” columns in the SCT for the applicable year.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of, the following, or the average of the following in the case of the non-PEO NEOs, to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in any prior year that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in any prior year that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior year that failed to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid, Cumulative TSR of the Company and Cumulative Peer Group TSR

The following graph illustrates the relationship of the CAP for our PEO and non-PEO NEOs, as calculated pursuant to SEC rules, to our cumulative TSR and the TSR of the Nasdaq Biotechnology Index (“NBI”) over the three years presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Loss

The following graph illustrates the relationship of the CAP for our PEO and non-PEO NEOs, as calculated pursuant to SEC rules, to our net loss over the three years presented in the Pay Versus Performance table.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Total Shareholder Return Vs Peer Group [Text Block]

Compensation Actually Paid, Cumulative TSR of the Company and Cumulative Peer Group TSR

The following graph illustrates the relationship of the CAP for our PEO and non-PEO NEOs, as calculated pursuant to SEC rules, to our cumulative TSR and the TSR of the Nasdaq Biotechnology Index (“NBI”) over the three years presented in the Pay Versus Performance table.

Total Shareholder Return Amount	$ 833.81	769.71	342.56
Peer Group Total Shareholder Return Amount	113.66	126.45	126.43
Net Income (Loss)	$ (86,908,000)	(90,865,000)	(51,015,000)
PEO Name	Dr. Walker
Additional 402(v) Disclosure [Text Block]

Analysis of Information Presented in the Pay Versus Performance Table

As described in more detail above in “Executive Compensation–Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a performance-driven compensation philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, those Company measures are not financial performance measures and are therefore not presented in the Pay Versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table above.

PEO [Member] | Average Aggregate SCT Reported Equity Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,881,039	5,889,350	767,614
PEO [Member] | Average Year-End Fair Value of Awards Granted During the FY & Outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,005,765	3,121,459	2,337,835
PEO [Member] | Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	566,524	3,592,769	1,420,029
PEO [Member] | Average Vesting Date Fair Value of Awards Granted & Vested During the Covered FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			356,213
PEO [Member] | Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	123,834	4,468,577	(70,941)
Non-PEO NEO [Member] | Average Aggregate SCT Reported Equity Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,660,870	3,015,976	216,092
Non-PEO NEO [Member] | Average Year-End Fair Value of Awards Granted During the FY & Outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,761,495	1,687,901	977,857
Non-PEO NEO [Member] | Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	115,987	1,094,491	385,408
Non-PEO NEO [Member] | Average Vesting Date Fair Value of Awards Granted & Vested During the Covered FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			43,808
Non-PEO NEO [Member] | Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 15,246	$ 1,877,766	$ (5,936)